Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Description of Defined Contribution Pension and Other Postretirement Plans	The CTI Employee Savings and Retirement Plan (the "ESRP"), is intended to be qualified under Section 401(k) of the Internal Revenue Code. Employees of CTI, CTS and CSP who have reached the age of 18 are eligible for participation on the first entry date after three months of service. Entry dates are the first day of January, April, July and October. Employees may defer receiving compensation up to the maximum amount permitted under the Internal Revenue Code. Matching contributions to the ESRP equal (i) 3% of employee compensation plus (ii) 50% of the next 2% of employee compensation. For the years ended December 31, 2012 and 2011, employer matching contributions were $242,000 and $224,000, respectively.
Defined Contribution Plan Employer Matching Contribution Annual Amount	$ 242,000	$ 224,000